UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

West Loop Realty Fund
(Class A: REIAX)
(Class C: REICX)
(Institutional Class: REIIX)

SEMI-ANNUAL REPORT
JUNE 30, 2017

West Loop Realty Fund
A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	10
Supplemental Information	17
Expense Example	20

This report and the financial statements contained herein are provided for the general information of the shareholders of the West Loop Realty Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

West Loop Realty Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.9%
	FINANCIAL – 97.9%
	REITS-APARTMENTS – 18.1%
22,000	AvalonBay Communities, Inc. - REIT	$4,227,740
45,000	Camden Property Trust - REIT	3,847,950
20,000	Essex Property Trust, Inc. - REIT	5,145,400
220,000	Independence Realty Trust, Inc. - REIT	2,171,400
54,000	UDR, Inc. - REIT	2,104,380
		17,496,870
	REITS-DATA CENTERS/TECH – 16.2%
40,000	American Tower Corp. - REIT	5,292,800
44,000	Crown Castle International Corp. - REIT	4,407,920
80,000	CyrusOne, Inc. - REIT	4,460,000
3,400	Equinix, Inc. - REIT	1,459,144
		15,619,864
	REITS-DIVERSIFIED – 5.1%
65,000	American Assets Trust, Inc. - REIT	2,560,350
185,000	Armada Hoffler Properties, Inc. - REIT	2,395,750
		4,956,100
	REITS-HOTELS – 2.0%
107,000	Host Hotels & Resorts, Inc. - REIT	1,954,890

	REITS-OFFICE PROPERTY – 17.8%
38,000	Boston Properties, Inc. - REIT	4,674,760
300,000	Cousins Properties, Inc. - REIT	2,637,000
150,000	Empire State Realty Trust, Inc. - Class A - REIT	3,115,500
40,000	Kilroy Realty Corp. - REIT	3,006,000
40,000	Vornado Realty Trust - REIT	3,756,000
		17,189,260
	REITS-REGIONAL MALLS – 17.1%
250,000	GGP, Inc. - REIT	5,890,000
24,000	Macerich Co. - REIT	1,393,440
50,000	Simon Property Group, Inc. - REIT	8,088,000
45,000	Tanger Factory Outlet Centers, Inc. - REIT	1,169,100
		16,540,540
	REITS-SHOPPING CENTERS – 11.2%
105,000	Kite Realty Group Trust - REIT	1,987,650
40,000	Regency Centers Corp. - REIT	2,505,600
110,000	Retail Opportunity Investments Corp. - REIT	2,110,900
70,000	Weingarten Realty Investors - REIT	2,107,000
175,000	Whitestone REIT - REIT	2,143,750
		10,854,900
	REITS-STORAGE – 6.4%
25,000	Extra Space Storage, Inc. - REIT	1,950,000

West Loop Realty Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
	REITS-STORAGE (Continued)
57,400	Life Storage, Inc. - REIT	$4,253,340
		6,203,340
	REITS-WAREHOUSE/INDUSTRIES – 4.0%
29,000	EastGroup Properties, Inc. - REIT	2,430,200
50,000	Rexford Industrial Realty, Inc. - REIT	1,372,000
		3,802,200
	TOTAL COMMON STOCKS (Cost $88,845,923)	94,617,964

Principal Amount

	SHORT-TERM INVESTMENTS – 3.7%
$3,583,518	UMB Money Market Fiduciary, 0.01%[1]	3,583,518

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,583,518)	3,583,518

	TOTAL INVESTMENTS – 101.6% (Cost $92,429,441)	98,201,482
	Liabilities in Excess of Other Assets – (1.6)%	(1,538,091)

	TOTAL NET ASSETS – 100.0%	$96,663,391

REIT – Real Estate Investment Trust

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

West Loop Realty Fund
SUMMARY OF INVESTMENTS
As of June 30, 2017 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
REITS-Apartments	18.1%
REITS-Office Property	17.8%
REITS-Regional Malls	17.1%
REITS-Data Centers/Tech	16.2%
REITS-Shopping Centers	11.2%
REITS-Storage	6.4%
REITS-Diversified	5.1%
REITS-Warehouse/Industries	4.0%
REITS-Hotels	2.0%
Total Common Stocks	97.9%
Short-Term Investments	3.7%
Total Investments	101.6%
Liabilities in Excess of Other Assets	(1.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

West Loop Realty Fund
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $92,429,441)	$98,201,482
Receivables:
Fund shares sold	155,069
Dividends and interest	306,084
Prepaid expenses	32,451
Total assets	98,695,086

Liabilities:
Payables:
Investment securities purchased	1,894,538
Fund shares redeemed	15,502
Advisory fees	47,206
Shareholder servicing fees (Note 6)	14,187
Distribution fees - Class A & Class C (Note 7)	5,387
Transfer agent fees and expenses	13,310
Auditing fees	9,024
Fund administration fees	8,156
Fund accounting fees	6,858
Chief Compliance Officer fees	2,381
Trustees' fees and expenses	1,219
Custody fees	1,213
Accrued other expenses	12,714
Total liabilities	2,031,695

Net Assets	$96,663,391

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$89,908,138
Accumulated net investment income	60,312
Accumulated net realized gain on investments	922,900
Net unrealized appreciation on investments	5,772,041
Net Assets	$96,663,391

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$12,711,975
Shares of beneficial interest issued and outstanding	961,262
Redemption price[1]	13.22
Maximum sales charge (5.75% of offering price)[2]	0.81
Maximum offering price to public	$14.03

Class C Shares:
Net assets applicable to shares outstanding	$3,867,261
Shares of beneficial interest issued and outstanding	293,655
Redemption price[3]	$13.17

Institutional Class Shares:
Net assets applicable to shares outstanding	$80,084,155
Shares of beneficial interest issued and outstanding	6,048,717
Redemption price	$13.24

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
[2]	On sales of $50,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

West Loop Realty Fund
STATEMENT OF OPERATIONS
For the Six Months ended June 30, 2017 (Unaudited)

Investment Income:
Dividends	$1,326,147
Interest	75
Total investment income	1,326,222

Expenses:
Advisory fees	425,266
Shareholder servicing fees (Note 6)	47,342
Fund administration fees	39,231
Registration fees	38,928
Transfer agent fees and expenses	33,097
Fund accounting fees	21,889
Distribution fees - Class C (Note 7)	20,419
Distribution fees - Class A (Note 7)	15,530
Legal fees	15,415
Auditing fees	9,520
Shareholder reporting fees	8,927
Chief Compliance Officer fees	7,761
Custody fees	7,570
Miscellaneous	4,611
Trustees' fees and expenses	4,319
Insurance fees	719

Total expenses	700,544
Advisory fees waived	(118,479)
Net expenses	582,065
Net investment income	744,157

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	407,946
Net change in unrealized appreciation/depreciation on investments	(749,478)
Net realized and unrealized loss on investments	(341,532)

$402,625
Net Increase in Net Assets from Operations

See accompanying Notes to Financial Statements.

West Loop Realty Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$744,157	$971,330
Net realized gain on investments	407,946	4,165,146
Net change in unrealized appreciation/depreciation on investments	(749,478)	1,877,607
Net increase in net assets resulting from operations	402,625	7,014,083

Distributions to Shareholders:
From net investment income:
Class A	(98,062)	(66,258)
Class C	(15,255)	(1,116)
Institutional Class	(712,639)	(767,918)
From net realized gain
Class A	-	(448,071)
Class C	-	(156,123)
Institutional Class	-	(2,941,843)
Total distributions to shareholders	(825,956)	(4,381,329)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,517,194	8,744,779
Class C	182,979	2,164,928
Institutional Class	11,711,089	26,553,968
Reinvestment of distributions:
Class A	97,671	513,805
Class C	15,245	156,517
Institutional Class	587,269	3,123,712
Cost of shares redeemed:
Class A	(1,333,024)	(1,884,910)
Class C	(695,000)	(1,521,344)
Institutional Class	(14,192,778)	(24,666,375)
Net increase (decrease) in net assets from capital transactions	(2,109,355)	13,185,080

Total increase (decrease) in net assets	(2,532,686)	15,817,834

Net Assets:
Beginning of period	99,196,077	83,378,243
End of period	$96,663,391	$99,196,077

Accumulated net investment income	$60,312	$142,111

Capital Share Transactions:
Shares sold:
Class A	114,227	640,993
Class C	13,697	160,764
Institutional Class	881,966	2,002,656
Shares reinvested:
Class A	7,352	38,944
Class C	1,150	11,970
Institutional Class	44,177	235,408
Shares redeemed:
Class A	(100,986)	(141,468)
Class C	(53,269)	(117,352)
Institutional Class	(1,075,571)	(1,843,181)
Net increase (decrease) from capital share transactions	(167,257)	988,734

See accompanying Notes to Financial Statements.

West Loop Realty Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Years Ended December 31,			For the Period Ended December 31, 2013*
			2016	2015	2014

Net asset value, beginning of period	$13.27		$12.86	$12.76	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.09		0.12	0.11	0.14	-
Net realized and unrealized gain (loss) on investments	(0.04)		0.88	0.44	2.87	-
Total from investment operations	0.05		1.00	0.55	3.01	-

Less Distributions:
From net investment income	(0.10)		(0.10)	(0.11)	(0.10)	-
From net realized gain	-		(0.49)	(0.34)	(0.15)	-
Total distributions	(0.10)		(0.59)	(0.45)	(0.25)	-

Net asset value, end of period	$13.22		$13.27	$12.86	$12.76	$10.00

Total return [2]	0.39%	[3]	7.79%	4.34%	30.32%	-

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,712		$12,480	$5,171	$2,521	$3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.62%	[4]	1.76%	1.82%	2.84%	-
After fees waived and expenses absorbed	1.38%	[4]	1.50%	1.50%	1.50%	-
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.11%	[4]	0.60%	0.50%	(0.22)%	-
After fees waived and expenses absorbed	1.35%	[4]	0.86%	0.82%	1.12%	-

Portfolio turnover rate	14%	[3]	24%	18%	13%	-

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a Contingent Deferred Sales Charge of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. If these sales charges were included total returns would be lower.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

West Loop Realty Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Years Ended December 31,				For the Period Ended December 31, 2013*
			2016		2015	2014

Net asset value, beginning of period	$13.21		$12.81		$12.72	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.04		0.01		0.01	0.05	-
Net realized and unrealized gain (loss) on investments	(0.03)		0.88		0.44	2.87	-
Total from investment operations	0.01		0.89		0.45	2.92	-

Less Distributions:
From net investment income	(0.05)		-	[2]	(0.02)	(0.05)	-
From net realized gain	-		(0.49)		(0.34)	(0.15)	-
Total distributions	(0.05)		(0.49)	[2]	(0.36)	(0.20)	-

Net asset value, end of period	$13.17		$13.21		$12.81	$12.72	$10.00

Total return [3]	0.08%	[4]	7.01%		3.56%	29.29%	-

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,867		$4,388		$3,545	$1,711	$2

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.37%	[5]	2.51%		2.57%	3.59%	-
After fees waived and expenses absorbed	2.13%	[5]	2.25%		2.25%	2.25%	-
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.36%	[5]	(0.15)%		(0.25)%	(0.97)%	-
After fees waived and expenses absorbed	0.60%	[5]	0.11%		0.07%	0.37%	-

Portfolio turnover rate	14%	[4]	24%		18%	13%	-

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge of 1.00% on any shares sold within 12 months of the date of purchase. If the sales charge was included total returns would be lower.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

West Loop Realty Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Years Ended December 31,			For the Period Ended December 31, 2013*
			2016	2015	2014

Net asset value, beginning of period	$13.28		$12.87	$12.76	$10.00	$10.00
Income from Investment Operations:
Net investment income[1]	0.11		0.15	0.14	0.16	-
Net realized and unrealized gain (loss) on investments	(0.03)		0.88	0.45	2.87	-
Total from investment operations	0.08		1.03	0.59	3.03	-

Less Distributions:
From net investment income	(0.12)		(0.13)	(0.14)	(0.12)	-
From net realized gain	-		(0.49)	(0.34)	(0.15)	-
Total distributions	(0.12)		(0.62)	(0.48)	(0.27)	-

Net asset value, end of period	$13.24		$13.28	$12.87	$12.76	$10.00

Total return[2]	0.59%	[3]	8.02%	4.66%	30.51%	-

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$80,084		$82,328	$74,662	$29,660	$5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.37%	[4]	1.51%	1.57%	2.59%	-
After fees waived and expenses absorbed	1.13%	[4]	1.25%	1.25%	1.25%	-
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.36%	[4]	0.85%	0.75%	0.03%	-
After fees waived and expenses absorbed	1.60%	[4]	1.11%	1.07%	1.37%	-

Portfolio turnover rate	14%	[3]	24%	18%	13%	-

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2017 (Unaudited)

Note 1 – Organization
West Loop Realty Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to September 30, 2014, the Fund was known as Chilton Realty Income and Growth Fund. The Fund seeks to achieve current income and long-term growth of capital. The Fund commenced investment operations on December 31, 2013, with four classes of shares, Class A, Class C, Class T, and Institutional Class. T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, "Financial Services - Investment Companies", Topic 946 (ASC 946).

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

(b) Real Estate Market Risk
The Fund concentrates investment of its assets in the real estate industry. Therefore, investment in the Fund will be closely linked to the performance of the real estate markets and will be susceptible to adverse economic, legal, regulatory, employment, cultural or technological developments in the industry.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

FASB Accounting Standard Codification, "Accounting for Uncertainty in Income Taxes", Topic 740 (ASC 740) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax periods ended December 31, 2013-2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.85% of the Fund’s average daily net assets. The Advisor engages Chilton Capital Management LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

Effective February 1, 2017, the Advisor has lowered its management fee from 1.00% to 0.85% of the Fund’s average daily net assets. In addition, the Advisor has agreed to reduce the limit on the total annual fund operating expenses, (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses of short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) by 0.15%, to 1.35%, 2.10% and 1.10% of the average daily net assets of the Fund's Class A, Class C and Institutional Class shares, respectively. This agreement is in effect until April 30, 2018, and may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended June 30, 2017, the Advisor waived a portion of its advisory fees totaling $118,479. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At June 30, 2017, the amount of these potentially recoverable expenses was $827,157. The Advisor may recapture all or a portion of these amounts no later than December 31 of the years stated below:

2017	$267,839
2018	195,830
2019	245,009
2020	118,479
Total:	827,157

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2017, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2017, are reported on the Statement of Operations.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

Note 4 – Federal Income Taxes
At June 30, 2017, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$92,579,650

Gross unrealized appreciation	$11,298,377
Gross unrealized depreciation	(5,676,545)
Net unrealized appreciation	$5,621,832

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2016, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) as follows:

As of December 31, 2016, the components of accumulated earnings on a tax basis were as follows:
Undistributed ordinary income	$165,098
Undistributed long-term capital gains	642,176
Tax accumulated earnings	807,274

Accumulated capital and other losses	-
Unrealized appreciation on investments	6,371,310
Total accumulated earnings	$7,178,584

The tax character of distributions paid during the fiscal years ended December 31, 2016 and December 31, 2015 were as follows:

Distribution paid from:	2016	2015
Ordinary income	$1,084,742	$1,909,821
Net long-term capital gains	3,296,587	889,665
Total distributions paid	$4,381,329	$2,799,486

Note 5 – Investment Transactions
For the six months ended June 30, 2017, purchases and sales of investments, excluding short-term investments, were $13,729,162 and $16,177,403, respectively.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (the “Plan”) to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2017, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and shareholder liaison services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. In addition, HRC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s Distributor. For the six months ended June 30, 2017, HRC did not receive any sales charges or distribution fees with respect to the Fund pursuant to the wholesaling agreement.

For the six months ended June 30, 2017, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
FASB Accounting Standard Codification, "Fair Value Measurement and Disclosures", Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$94,617,964	$-	$-	$94,617,964
Short-Term Investments	3,583,518	-	-	3,583,518
Total Investments	$98,201,482	$-	$-	$98,201,482

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 10 – Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)
Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) removes the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share ("NAV") practical expedient, as well as removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 – Recently Issued Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

West Loop Realty Fund
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2017 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

West Loop Realty Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement and Sub-Advisory Agreement
At an in-person meeting held on June 13-15, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Liberty Street Advisors, Inc. (the “Investment Advisor”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Chilton Capital Management LLC (the “Sub-Advisor”) with respect to the West Loop Realty Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing the performance of the Fund with returns of the MSCI U.S. REIT Index and a group of comparable funds selected by Morningstar, Inc. (the “Peer Group”) from its Real Estate fund universe (the “Fund Universe”) for the one- and three-year periods ended March 31, 2017; and reports comparing the investment advisory fees and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving renewal of each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Liberty Street Advisors, Inc.

Nature, Extent and Quality of Services
With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the three-year period was above the Fund Universe and Peer Group median returns and the MSCI U.S. REIT Index return. The Fund’s total return for the one-year period was above the Fund Universe median return, but below the Peer Group median return and the MSCI U.S. REIT Index return by 0.62% and 0.96%, respectively.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring the Fund’s compliance with its investment policies; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

West Loop Realty Fund
SUPPLEMENTAL INFORMATION (Unaudited)  - Continued

Advisory Fee and Expense Ratio
With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and the Fund Universe medians by 0.10%. The Trustees noted the Investment Advisor’s belief that the Fund’s advisory fee is reasonable given that the Fund’s strategy is a high conviction, concentrated, actively-managed strategy that, unlike many of the Peer Group funds, is capacity-constrained as it includes exposure to micro-, small-, mid-, and large-cap REITs, while the majority of the Peer Group funds are more passively managed with less exposure to small- and mid-cap REITs. The Trustees also noted that the Investment Advisor does not manage any other mutual funds, pension funds, or institutional separate accounts using the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar accounts of the Investment Advisor. The Trustees considered that the Fund’s advisory fee was the lowest of the advisory fees paid by other series of the Trust managed by the Investment Advisor.

The meeting materials indicated that the annual total expenses paid by the Fund (net of fee waivers) were higher than the Peer Group and Fund Universe medians by 0.05% and 0.14%, respectively. The Trustees considered that in February 2017 the Investment Advisor agreed to lower the Fund’s advisory fee and expense cap. The Trustees also considered that the average net assets of funds in the Fund Universe were significantly larger than the average net assets of the Fund.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2017, noting that the Investment Advisor had waived a portion of its advisory fee for the Fund, and determined that the Investment Advisor’s profit level was reasonable. The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Fund (other than the receipt of its investment advisory fee), including benefits received by its affiliated broker-dealer in connection with the marketing of Fund shares, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

West Loop Realty Fund
SUPPLEMENTAL INFORMATION (Unaudited)  - Continued

Chilton Capital Management LLC

Nature, Extent and Quality of Services
The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Sub-Advisor’s organization and operations, and its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

Sub-Advisory Fee
The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund. In doing so, the Board considered the relative levels and types of services provided by the Investment Advisor and the Sub-Advisor, noting that the Investment Advisor supervises and monitors the investment and trading activities of the Sub-Advisor, analyzes the Fund’s investment operations, and provides general administrative services related to the overall supervision of the Fund. The Trustees noted that the sub-advisory fee charged by the Sub-Advisor with respect to the Fund was lower than the standard fees that the Sub-Advisor charges to its institutional clients for separately managed accounts with similar objectives and policies as the Fund. The Board noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the services provided by the Sub-Advisor to the Fund.

Benefits to the Sub-Advisor
The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund (other than the receipt of its sub-advisory fee), including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of each Fund Advisory Agreement with respect to the Fund.

West Loop Realty Fund
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2017 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 to June 30, 2017.

Actual Expenses
The information in the rows titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Expenses Paid During Period 1/1/17 – 6/30/17*
Class A
Actual Performance	$1,000.00	$1,003.90	$6.86
Hypothetical (5% annual return before expenses)	1,000.00	1,017.99	6.90
Class C
Actual Performance	1,000.00	1,000.80	10.57
Hypothetical (5% annual return before expenses)	1,000.00	1,014.29	10.64
Institutional Class
Actual Performance	1,000.00	1,005.90	5.62
Hypothetical (5% annual return before expenses)	1,000.00	1,019.19	5.66

*
Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 2.10% and 1.10% for Class A, Class C and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

West Loop Realty Fund
A series of Investment Managers Series Trust

Investment Advisor
Liberty Street Advisors, Inc.
100 Wall Street, 20th Floor
New York, New York 10005

Sub-Advisor
Chilton Capital Management, LLC
1177 West Loop South, Suite 1310
Houston, Texas 77027

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
West Loop Realty Fund - Class A	REIAX	46141P 446
West Loop Realty Fund - Class C	REICX	46141P 438
West Loop Realty Fund - Institutional Class	REIIX	46141P 420

Privacy Principles of the West Loop Realty Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the West Loop Realty Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 207-7108, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 207-7108, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (800) 207-7108. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Householding Mailings
To reduce expenses, the Trust may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 207-7108, (or contact your financial institution). The Trust will begin sending you individual copies thirty days after receiving your request.

West Loop Realty Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (800) 207-7108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(b)
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(c)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/8/17

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	9/8/17